Subsequent Events (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	3 Months Ended	0 Months Ended	3 Months Ended
	Dec. 31, 2012 Options	Jan. 11, 2012 Restricted Stock	Dec. 31, 2012 Restricted Stock	Jan. 11, 2013 Subsequent Event Options	Mar. 31, 2013 Subsequent Event Options	Jan. 11, 2013 Subsequent Event Restricted Stock	Mar. 31, 2013 Subsequent Event ADS
Subsequent Event.
Granted (in shares)	1,571,000				435,000		108,750
Number of share options granted in 2012 replaced by restricted shares during the period				1,446,000
Granted (in dollars per share)	$ 2.36				$ 1.6775
Vesting period	5 years				2 years
Granted (in shares)		1,475,300	674,400			578,400